Investment Securities (Schedule of Unrealized Loss on Investments) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	$ 10,118	$ 1,391
Available-for-sale Securities, Unrealized Loss Less than 12 months	(482)	(45)
Available-for-sale Securities, Fair value 12 months or longer	204	257
Available-for-sale Securities, Unrealized Loss 12 months or longer	(26)	(36)
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	9,951	1,011
Available-for-sale Securities, Unrealized Loss Less than 12 months	(470)	(6)
Available-for-sale Securities, Fair value 12 months or longer	104	39
Available-for-sale Securities, Unrealized Loss 12 months or longer	(10)	(2)
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	1,405	244
Available-for-sale Securities, Unrealized Loss Less than 12 months	(69)	(1)
Available-for-sale Securities, Fair value 12 months or longer	0	0
Available-for-sale Securities, Unrealized Loss 12 months or longer	0	0
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	212	0
Available-for-sale Securities, Unrealized Loss Less than 12 months	(1)	0
Available-for-sale Securities, Fair value 12 months or longer	0	0
Available-for-sale Securities, Unrealized Loss 12 months or longer	0	0
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	114	11
Available-for-sale Securities, Unrealized Loss Less than 12 months	(3)	0
Available-for-sale Securities, Fair value 12 months or longer	0	0
Available-for-sale Securities, Unrealized Loss 12 months or longer	0	0
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	7,503	493
Available-for-sale Securities, Unrealized Loss Less than 12 months	(388)	(2)
Available-for-sale Securities, Fair value 12 months or longer	100	23
Available-for-sale Securities, Unrealized Loss 12 months or longer	(10)	(1)
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	407	143
Available-for-sale Securities, Unrealized Loss Less than 12 months	(3)	(1)
Available-for-sale Securities, Fair value 12 months or longer	1	1
Available-for-sale Securities, Unrealized Loss 12 months or longer	0	0
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	310	120
Available-for-sale Securities, Unrealized Loss Less than 12 months	(6)	(2)
Available-for-sale Securities, Fair value 12 months or longer	3	15
Available-for-sale Securities, Unrealized Loss 12 months or longer	0	(1)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair value Less than 12 months	167	380
Available-for-sale Securities, Unrealized Loss Less than 12 months	(12)	(39)
Available-for-sale Securities, Fair value 12 months or longer	100	218
Available-for-sale Securities, Unrealized Loss 12 months or longer	$ (16)	$ (34)